Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2023 shares
Common Stock [Member] | Class B Ordinary Shares [Member] | MORINGA ACQUISITION CORP [Member]
Fair Value Measurements (Details) [Line Items]
Converted shares	(2,874,999)